SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	May 01, 2015 HKD ($)
Advertising costs	$ 38,800,000		$ 46,100,000	$ 55,100,000
Capitalized game development costs	3,459,100		3,459,100
Game development costs			900,000	300,000
Amortization of capitalized software costs	911,958		294,078	39,167
Restricted cash	3,512			3,605
Allowance for credit loss on advanced to suppliers	20,095		20,123
Impairment charge
Impairment for right-of-use lease assets	0		0	0
Deferred tax assets, valuation allowance	2,527,236		1,753,872
Uncertain tax positions	$ 0		0	$ 0
Effect of net operating loss carryforwards	25.00%	25.00%
Tax, provisions		$ 2,000,000
Provisions of profits tax description	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash	$ 17,570,391		$ 15,234,745
China Deposit Insurance Regulation [Member]
Deposits					$ 72,000	¥ 500,000
Hong Kong Deposit Protection Scheme [Member]
Deposits					64,000		$ 500,000
Singapore Deposit Insurance Corporation [Member]
Deposits					$ 75,000
HONG KONG
Provisions profits tax rate	8.25%	8.25%
Profits tax rate	16.50%	16.50%
Minimum [Member]
Estimated useful life	3 years
Value added tax rates	6.00%	6.00%
Minimum [Member] | Equity Investments Accounted [Member]
Equity investments, rate	20.00%
Maximum [Member]
Estimated useful life	7 years
Value added tax rates	13.00%	13.00%
Maximum [Member] | Equity Investments Accounted [Member]
Equity investments, rate	49.90%
Fanfengjian CQ and Fanfengjian SH [Member]
Equity ownership percentage	30.00%		30.00%
Guangzhou Octopus Cat Network Technology Co., Ltd [Member]
Equity ownership percentage	49.00%		49.00%